Schedule of Investments (unaudited)
January 31, 2025
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, Class A, 4.95%, 10/15/27	$14,709	$14,754,077
BMW Vehicle Lease Trust, 4.75%, 07/27/26, (30-day Avg SOFR + 0.400%)(a)	3,707	3,708,860
BMW Vehicle Owner Trust, 4.69%, 02/25/27, (30-day Avg SOFR + 0.340%)(a)	6,037	6,037,719
CarMax Auto Owner Trust
5.01%, 11/16/26, (30-day Avg SOFR + 0.600%)(a)	3,216	3,217,724
5.21%, 12/15/26, (30-day Avg SOFR + 0.800%)(a)	266	266,283
5.26%, 06/15/26, (30-day Avg SOFR + 0.850%)(a)	1,068	1,068,537
6.08%, 12/15/26	5,176	5,195,895
Chase Issuance Trust, 3.97%, 09/15/27	14,100	14,055,574
Citibank Credit Card Issuance Trust, 5.23%, 12/08/27	3,474	3,495,124
CNH Equipment Trust
4.81%, 10/15/27, (30-day Avg SOFR + 0.400%)(a)	7,040	7,043,099
5.34%, 09/15/26	1,273	1,273,972
5.42%, 10/15/27	8,057	8,091,397
Ford Credit Auto Lease Trust
4.75%, 08/15/27, (30-day Avg SOFR + 0.410%)(a)	7,559	7,565,460
5.18%, 02/15/27	4,079	4,091,385
Ford Credit Auto Owner Trust
4.59%, 10/15/27	12,748	12,760,714
4.76%, 01/15/27, (30-day Avg SOFR + 0.360%)(a)	6,249	6,250,918
5.40%, 04/15/27	8,783	8,821,269
Honda Auto Receivables Owner Trust
4.56%, 03/15/27	6,360	6,364,279
5.36%, 09/15/26	9,296	9,319,144
5.41%, 04/15/26	2,967	2,970,066
Hyundai Auto Lease Securitization Trust
4.60%, 06/15/27(b)	18,902	18,920,705
4.86%, 10/15/26, (30-day Avg SOFR + 0.450%)(a)(b)	5,728	5,730,269
5.51%, 10/15/26(b)	11,654	11,700,918
Hyundai Auto Receivables Trust
4.53%, 09/15/27	13,093	13,094,114
4.78%, 06/15/27, (30-day Avg SOFR + 0.370%)(a)	7,927	7,932,839
Mercedes-Benz Auto Receivables Trust, 5.92%, 11/16/26	3,572	3,581,855
Nissan Auto Lease Trust, 4.60%, 11/15/27	20,075	20,076,293
Nissan Auto Receivables Owner Trust
4.51%, 06/15/27	11,444	11,445,395
5.06%, 02/17/26, (30-day Avg SOFR + 0.650%)(a)	789	788,778
Porsche Financial Auto Securitization Trust, 4.45%, 01/24/28(b)	12,307	12,304,481
Toyota Auto Receivables Owner Trust
4.55%, 08/16/27	6,253	6,253,396
4.76%, 12/15/26, (30-day Avg SOFR + 0.350%)(a)	11,804	11,807,471
4.93%, 05/15/26, (30-day Avg SOFR + 0.520%)(a)	1,707	1,707,792
Security	Par (000)	Value
4.96%, 11/16/26, (30-day Avg SOFR + 0.550%)(a)	$5,523	$5,527,686
5.28%, 05/15/26	1,794	1,795,093
Toyota Lease Owner Trust, 4.77%, 07/20/26, (30-day Avg SOFR + 0.400%)(a)(b)	3,292	3,292,174
USAA Auto Owner Trust
5.25%, 03/15/27(b)	9,116	9,140,861
5.83%, 07/15/26(b)	829	829,279
Volkswagen Auto Lease Trust, 5.87%, 01/20/26	4,878	4,882,348
Total Asset-Backed Securities — 5.3% (Cost: $276,839,022)		277,163,243
Certificates of Deposit
Bank of America NA, 4.63%, 02/14/25	12,700	12,700,837
Bank of Montreal, 5.50%, 06/11/25	28,500	28,592,160
Bank of Montreal/Chicago IL
4.62%, 02/18/25, (1-day SOFR + 0.260%)(a)	17,250	17,251,315
4.76%, 11/17/25, (1-day SOFR + 0.400%)(a)	29,450	29,474,742
Bank of Nova Scotia/Houston
4.61%, 03/04/25, (1-day SOFR + 0.250%)(a)	14,000	14,001,406
4.66%, 02/21/25, (1-day SOFR + 0.300%)(a)	35,000	35,003,624
BNP Paribas SA/New York, 5.10%, 07/30/25	35,140	35,226,370
Canadian Imperial Bank of Commerce, 4.50%, 10/09/25	8,390	8,390,390
Canadian Imperial Bank of Commerce/New York
4.62%, 02/20/25, (1-day SOFR + 0.260%)(a)	25,000	25,002,527
4.71%, 09/23/25, (1-day SOFR + 0.350%)(a)	22,750	22,767,037
4.74%, 02/09/26, (1-day SOFR + 0.300%)(a)	28,500	28,487,339
Citibank NA, 4.69%, 09/19/25, (1-day SOFR + 0.340%)(a)	40,000	40,023,422
Credit Agricole Corporate & Investment Bank SA
4.40%, 10/07/25	15,000	14,991,157
4.54%, 10/09/25	25,500	25,517,619
5.50%, 06/02/25	15,000	15,048,606
5.55%, 04/11/25	10,310	10,329,935
5.55%, 05/30/25	6,000	6,019,871
Credit Agricole Corporate and Investment Bank/New York, 4.65%, 06/20/25, (1-day SOFR + 0.290%)(a)	25,000	25,014,143
Credit Industriel et Commercial
5.26%, 03/11/25	28,360	28,381,748
5.55%, 04/14/25	28,370	28,427,286
Deutsche Bank AG/New York
4.69%, 03/03/25, (1-day SOFR + 0.330%)(a)	13,000	13,001,262
4.75%, 05/22/25, (1-day SOFR + 0.400%)(a)	20,000	20,011,411
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 4.50%, 06/11/25	10,000	10,002,445
HSBC Bank USA NA
4.66%, 02/20/25, (1-day SOFR + 0.300%)(a)	35,300	35,302,152
4.68%, 03/12/25, (1-day SOFR + 0.320%)(a)(c)	16,830	16,831,735
Lloyds Bank Corporate
5.10%, 07/25/25	15,000	15,040,227
5.51%, 05/27/25	28,000	28,083,713
Mitsubishi UFJ Trust & Banking Corp., 4.58%, 04/28/25, (1-day SOFR + 0.220%)(a)	14,200	14,200,922
Mizuho Bank Ltd./New York
4.58%, 02/05/25(a)	18,960	18,960,351
4.60%, 11/07/25	18,000	18,012,392
4.61%, 01/14/26	13,000	13,012,478

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
MUFG Bank Ltd./New York, 4.59%, 02/20/25, (1-day SOFR + 0.240%)(a)	$35,000	$35,002,740
Natixis SA, 5.55%, 05/30/25	34,000	34,107,832
Royal Bank of Canada, 4.50%, 10/07/25	27,335	27,336,783
Sumitomo Mitsui Banking Corp./New York, 4.59%, 05/12/25, (1-day SOFR + 0.230%)(a)	15,000	15,000,161
Svenska Handelsbanken AB/New York
4.48%, 09/10/25	23,390	23,393,711
4.61%, 11/12/25	14,000	14,014,865
Svenska Handelsbanken/New York, 4.55%, 04/11/25, (1-day SOFR + 0.200%)(a)	20,000	20,002,968
Toronto-Dominion Bank (The)
4.50%, 10/07/25	11,000	10,999,759
4.70%, 09/22/25, (1-day SOFR + 0.350%)(a)	16,530	16,540,604
5.24%, 02/20/25	8,000	8,002,906
5.42%, 07/03/25	15,000	15,052,451
Total Certificates of Deposit — 16.7% (Cost: $871,766,145)		872,565,402
Commercial Paper
Alinghi Funding Co. LLC, 4.40%, 04/16/25	14,025	13,897,562
American Electric Power Co. Inc., 4.56%, 03/03/25	11,645	11,599,468
American Honda Finance Corp.
4.48%, 02/10/25	15,300	15,280,981
4.66%, 04/03/25	4,500	4,464,205
4.66%, 04/07/25	5,750	5,701,340
Aquitaine Funding Co. LLC, 4.46%, 03/20/25	38,790	38,560,611
ASB Bank Ltd., 4.48%, 03/13/25(a)(b)	11,000	11,000,771
AT+T Inc., 4.54%, 02/27/25	11,500	11,460,986
Australia & New Zealand Banking Group Ltd., 4.35%, 06/26/25	26,830	26,364,436
Bank of Montreal, 4.68%, 09/11/25(a)(b)	35,000	35,018,554
Bank of Nova Scotia (The), 4.43%, 02/06/25, (1-day SOFR + 0.290%)(a)(b)	10,000	10,000,262
Bay Square Funding LLC, 4.45%, 02/14/25, (1-day SOFR + 0.300%)(a)(b)	18,450	18,451,286
Bell Telephone Co. of Canada or Bell Canada (The)
4.44%, 02/10/25	47,250	47,191,841
4.45%, 02/21/25	4,750	4,737,709
4.45%, 02/25/25	18,750	18,692,216
Bennington Stark Capital Co. LLC, 4.53%, 04/07/25	11,100	11,100,065
BofA Securities Inc.
4.49%, 06/06/25	20,000	19,690,600
4.50%, 06/17/25	17,500	17,205,640
4.50%, 06/24/25	20,000	19,646,400
4.50%, 09/19/25	14,000	13,606,889
4.53%, 07/25/25	29,270	28,639,916
BPCE SA
4.39%, 03/21/25	15,010	14,920,815
4.40%, 02/07/25, (1-day SOFR + 0.300%)(a)(b)	20,000	20,000,874
Broadcom Inc.
4.76%, 02/06/25	5,500	5,495,643
4.77%, 02/11/25	11,000	10,984,004
4.77%, 02/26/25	10,500	10,463,930
Brookfield BRP Holdings Canada Inc., 4.48%, 02/05/25	12,500	12,492,227
CDP Financial Inc.
4.32%, 02/03/25	8,000	7,997,124
Security	Par (000)	Value
4.35%, 03/10/25	$14,930	$14,861,720
4.40%, 04/28/25	27,000	26,716,228
4.44%, 07/07/25	28,500	27,959,041
Cisco Systems Inc., 4.35%, 05/02/25	20,540	20,316,707
Citigroup Global Markets Inc., 4.46%, 06/03/25	17,000	16,745,072
Concord Minutemen Capital Co. LLC
4.41%, 02/07/25	27,653	27,629,288
4.48%, 03/10/25(a)(b)	25,450	25,453,640
DNB Bank ASA, 4.32%, 04/01/25	7,810	7,754,159
Enbridge U.S. Inc.
4.48%, 02/06/25	27,510	27,489,466
4.55%, 02/28/25	24,000	23,915,349
Evergy Kansas Central Inc., 4.48%, 02/03/25	7,800	7,797,092
Extra Space Storage LP, 4.65%, 03/06/25	29,670	29,540,185
HSBC USA Inc.
4.37%, 02/14/25	15,600	15,573,533
4.56%, 06/06/25	13,220	13,012,248
ING U.S. Funding LLC
4.42%, 02/10/25, (1-day SOFR + 0.300%)(a)(b)	25,000	25,001,436
4.43%, 10/07/25	20,000	19,405,997
Keurig Dr. Pepper Inc., 4.59%, 04/16/25	13,460	13,332,551
Macquarie Bank Ltd.
4.48%, 07/24/25	33,920	33,201,258
4.49%, 07/29/25	28,400	27,780,225
4.56%, 06/24/25, (1-day SOFR + 0.400%)(a)(b)	40,400	40,432,525
Marriott International Inc./MD, 4.58%, 02/10/25	5,250	5,243,328
Microchip Technology Inc., 4.62%, 02/28/25	10,000	9,964,193
National Australia Bank Ltd.
4.41%, 02/21/25, (1-day SOFR + 0.250%)(a)(b)	9,000	9,000,858
4.42%, 02/18/25, (1-day SOFR + 0.250%)(a)(b)	22,650	22,651,832
4.47%, 04/02/25(a)(b)	20,000	20,004,155
National Bank of Canada
4.41%, 04/30/25	35,000	34,622,768
4.42%, 05/23/25	10,000	9,864,356
4.43%, 06/05/25	10,000	9,848,611
4.43%, 06/12/25	15,510	15,262,047
4.43%, 11/04/25	14,660	14,177,293
4.73%, 09/19/25(a)(b)	27,560	27,565,464
NatWest Markets PLC, 4.38%, 06/24/25	22,000	21,621,248
Norfina Ltd., 4.35%, 03/10/25	8,750	8,709,983
Nutrien Ltd.
4.53%, 02/11/25	7,000	6,990,314
4.56%, 02/19/25	10,250	10,225,409
4.59%, 03/03/25	13,750	13,695,886
Paradelle Funding LLC, 4.42%, 05/30/25	41,000	40,409,478
PPG Industries Inc., 4.48%, 02/07/25	11,250	11,240,200
Province of Quebec Canada, 4.31%, 03/04/25	20,500	20,421,795
Queensland Treasury Corp., 4.34%, 03/18/25	13,000	12,928,287
Ridgefield Funding Co. LLC, 4.40%, 03/21/25	16,500	16,401,731
Spire Inc.
4.48%, 02/05/25	9,750	9,743,937
4.50%, 02/11/25	13,000	12,982,163
4.50%, 02/12/25	25,250	25,212,183
4.56%, 03/05/25	5,500	5,477,101
Svenska Handelsbanken AB, 4.55%, 07/18/25(a)(b)	23,250	23,257,938
Swedbank AB, 4.59%, 10/01/25(a)(b)	30,370	30,397,727
Toyota Industries Commercial Finance Inc., 4.39%, 03/19/25	11,250	11,185,943
UBS AG/London, 4.62%, 08/06/25(a)(b)	10,000	10,008,434
Verto Capital Compartment B, 4.37%, 02/12/25	9,125	9,111,733
Volkswagen Financial Services
4.50%, 02/12/25	16,500	16,475,288

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.54%, 02/25/25	$7,500	$7,476,421
4.56%, 03/04/25	9,500	9,461,651
4.57%, 03/12/25	14,000	13,929,274
Vulcan Materials Co., 4.52%, 02/13/25	12,000	11,980,464
Washington Morgan Capital Co. LLC, 4.37%, 02/14/25	15,330	15,303,991
Western Union Co. (The), 4.49%, 02/03/25	4,500	4,498,318
Westpac Securities NZ Ltd./London, 4.49%, 10/30/25	25,000	24,179,050
Total Commercial Paper — 28.5% (Cost: $1,489,119,534)		1,490,114,927
Corporate Bonds & Notes
Aerospace & Defense — 0.4%
General Dynamics Corp., 3.50%, 04/01/27	6,265	6,140,830
Lockheed Martin Corp., 4.95%, 10/15/25	6,195	6,219,568
RTX Corp., 5.00%, 02/27/26(d)	5,590	5,612,714
		17,973,112
Agriculture — 0.4%
Cargill Inc.
3.50%, 04/22/25(b)(d)	6,825	6,808,655
4.88%, 10/10/25(b)(d)	14,235	14,260,758
		21,069,413
Auto Manufacturers — 7.0%
American Honda Finance Corp.
4.40%, 10/05/26(d)	13,820	13,776,631
4.81%, 01/12/26, (1-day SOFR + 0.500%)(a)	14,260	14,267,016
5.02%, 05/21/26, (1-day SOFR + 0.550%)(a)	10,955	10,961,539
5.03%, 10/05/26, (1-day SOFR Index + 0.720%)(a)(d)	10,000	10,025,290
5.08%, 08/14/25, (1-day SOFR + 0.600%)(a)(d)	29,460	29,506,625
BMW U.S. Capital LLC
4.65%, 08/13/26(b)(d)	5,695	5,699,027
5.29%, 08/13/26, (1-day SOFR Index + 0.800%)(a)(b)	13,660	13,733,627
Daimler Truck Finance North America LLC, 4.95%, 01/13/28(b)(d)	8,705	8,731,029
Daimler Trucks Finance North America LLC
5.00%, 01/15/27(b)(d)	10,660	10,694,343
5.60%, 08/08/25(b)(d)	10,155	10,198,523
Hyundai Capital America
4.30%, 09/24/27(b)(d)	13,825	13,613,344
5.25%, 01/08/27(b)(d)	12,500	12,584,121
5.38%, 09/24/27, (1-day SOFR + 1.030%)(a)(b)(d)	13,825	13,863,031
5.45%, 06/24/26(b)	8,765	8,833,177
5.67%, 08/04/25, (1-day SOFR + 1.150%)(a)(b)(d)	14,525	14,578,118
5.80%, 06/26/25(b)(d)	7,590	7,617,045
5.95%, 09/21/26(b)(d)	15,400	15,649,062
6.25%, 11/03/25(b)(d)	15,600	15,757,141
Mercedes-Benz Finance North America LLC
4.88%, 07/31/26(b)(d)	13,690	13,729,221
4.90%, 01/09/26(b)(d)	15,240	15,286,559
4.98%, 01/09/26, (1-day SOFR + 0.670%)(a)(b)(d)	15,240	15,276,798
5.38%, 08/01/25(b)	15,290	15,345,349
Toyota Motor Credit Corp.
3.65%, 08/18/25	13,145	13,082,562
4.35%, 10/08/27	13,670	13,607,756
Security	Par (000)	Value
Auto Manufacturers (continued)
4.76%, 04/10/26, (1-day SOFR Index + 0.450%)(a)(d)	$13,670	$13,687,782
5.20%, 05/15/26	13,955	14,083,205
Volkswagen Group of America Finance LLC
5.18%, 03/20/26, (1-day SOFR + 0.830%)(a)(b)(d)	14,160	14,168,379
5.80%, 09/12/25(b)(d)	10,000	10,058,654
		368,414,954
Banks — 14.9%
Australia & New Zealand Banking Group Ltd.
4.83%, 02/03/25(b)	14,970	14,970,000
5.08%, 07/03/25, (1-day SOFR + 0.750%)(a)(b)	14,655	14,689,044
5.09%, 12/08/25	10,810	10,870,814
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	15,240	15,315,303
5.67%, 10/03/25(d)	15,000	15,115,002
Bank of New York Mellon (The), 4.85%, 03/13/26, (1-day SOFR + 0.450%)(a)	9,135	9,136,754
Banque Federative du Credit Mutuel SA
4.94%, 01/26/26(b)	17,400	17,466,645
5.09%, 01/23/27(b)(d)	15,260	15,318,022
Barclays Bank PLC/New York, 4.73%, 02/06/25, (1-day SOFR + 0.380%)(a)	28,470	28,470,683
BPCE SA
5.10%, 01/26/26(b)	15,230	15,271,721
5.20%, 01/18/27(b)(d)	9,455	9,525,704
Citibank NA
5.15%, 09/29/25, (1-day SOFR + 0.805%)(a)(d)	15,440	15,486,320
5.21%, 08/06/26, (1-day SOFR + 0.708%)(a)(d)	8,400	8,431,584
5.49%, 12/04/26	15,380	15,622,218
Citigroup Inc., 3.11%, 04/08/26, (1-day SOFR + 2.842%)(a)	11,310	11,275,735
Commonwealth Bank of Australia
4.91%, 11/27/26, (1-day SOFR + 0.460%)(a)(b)(d)	13,900	13,916,777
5.13%, 03/14/25, (1-day SOFR + 0.740%)(a)(b)(d)	13,580	13,587,541
Commonwealth Bank of Australia/New York, 5.50%, 09/12/25(d)	15,210	15,301,753
Cooperatieve Rabobank UA/New York, 5.50%, 07/18/25(d)	15,300	15,362,207
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28	26,305	26,544,090
Deutsche Bank AG/New York, 4.16%, 05/13/25(d)	6,905	6,893,343
Goldman Sachs Bank USA/New York
5.14%, 03/18/27, (1-day SOFR + 0.770%)(a)	14,180	14,203,310
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)	14,180	14,269,486
Goldman Sachs Group Inc. (The), 3.75%, 05/22/25	10,330	10,304,273
JPMorgan Chase & Co., 2.08%, 04/22/26, (1-day SOFR + 1.850%)(a)	41,385	41,143,168
JPMorgan Chase Bank NA, 5.11%, 12/08/26(d)	12,000	12,127,177
KeyBank NA, 4.70%, 01/26/26	3,275	3,274,167
KeyBank NA/Cleveland OH, 4.15%, 08/08/25(d)	5,370	5,350,939
Macquarie Bank Ltd., 5.39%, 12/07/26(b)(d)	6,210	6,302,953
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	14,200	14,000,701
5.72%, 02/20/26, (1-year CMT + 1.080%)(a)(d)	12,775	12,780,330
Morgan Stanley Bank NA, 5.48%, 07/16/25	7,520	7,546,027
National Australia Bank Ltd., 4.90%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)	15,220	15,250,553

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
4.75%, 12/10/25(d)	$10,290	$10,316,940
4.97%, 01/12/26(d)	17,800	17,890,196
5.20%, 05/13/25	13,305	13,329,654
National Securities Clearing Corp., 5.15%, 05/30/25(b)(d)	5,105	5,115,050
Nordea Bank Abp
3.60%, 06/06/25(b)(d)	10,665	10,627,650
4.75%, 09/22/25(b)(d)	16,900	16,923,280
PNC Bank N.A., 4.81%, 01/15/27, (1-day SOFR + 0.500%)(a)(d)	13,805	13,818,007
Societe Generale SA, 4.35%, 06/13/25(b)(d)	15,000	14,974,291
State Street Bank & Trust Co., 4.92%, 11/25/26, (1-day SOFR + 0.460%)(a)(d)	5,720	5,727,997
Sumitomo Mitsui Financial Group Inc., 5.46%, 01/13/26	17,800	17,945,889
Sumitomo Mitsui Trust Bank Ltd.
2.55%, 03/10/25(b)(d)	10,000	9,981,244
4.45%, 09/10/27(b)	13,820	13,728,652
5.65%, 09/14/26(b)	12,000	12,178,831
Svenska Handelsbanken AB, 3.65%, 06/10/25(b)(d)	15,900	15,848,666
Toronto-Dominion Bank (The), 4.95%, 08/29/25, (1-day SOFR + 0.480%)(a)(d)	18,460	18,475,902
UBS AG, 5.34%, 09/11/25, (1-day SOFR + 0.930%)(a)(d)	8,000	8,034,814
UBS AG/London, 5.80%, 09/11/25	8,000	8,059,607
UBS AG/Stamford CT, 4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)	16,755	16,809,476
Wells Fargo & Co.
5.12%, 01/24/28, (1-day SOFR + 0.780%)(a)	13,160	13,173,384
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(a)	9,200	9,204,074
Wells Fargo Bank NA
4.81%, 01/15/26	15,250	15,302,890
5.02%, 01/15/26, (1-day SOFR + 0.710%)(a)	15,250	15,306,166
5.55%, 08/01/25(d)	15,230	15,296,877
Westpac Banking Corp., 5.20%, 11/17/25, (1-day SOFR + 0.720%)(a)	15,440	15,501,918
		778,695,799
Beverages — 0.3%
PepsiCo Inc., 5.25%, 11/10/25	15,440	15,546,658
Computers — 0.2%
Accenture Capital Inc., 3.90%, 10/04/27	9,390	9,272,542
Diversified Financial Services — 0.9%
American Express Co.
5.08%, 04/23/27, (1-day SOFR + 0.750%)(a)(d)	13,960	13,992,819
5.36%, 03/04/25, (1-day SOFR Index + 0.930%)(a)(d)	8,235	8,235,000
6.34%, 10/30/26, (1-day SOFR + 1.330%)(a)	15,700	15,879,594
CDP Financial Inc., 4.50%, 02/13/26(b)	9,219	9,223,807
		47,331,220
Electric — 2.4%
Florida Power & Light Co., 4.45%, 05/15/26(d)	7,965	7,974,462
National Rural Utilities Cooperative Finance Corp., 5.20%, 05/07/25, (1-day SOFR + 0.700%)(a)	15,580	15,598,506
NextEra Energy Capital Holdings Inc.
4.85%, 02/04/28	10,270	10,272,435
5.10%, 01/29/26, (1-day SOFR Index + 0.760%)(a)	15,380	15,436,891
Security	Par (000)	Value
Electric (continued)
5.75%, 09/01/25	$40,600	$40,814,804
6.05%, 03/01/25	11,420	11,430,965
WEC Energy Group Inc.
4.75%, 01/09/26	10,000	10,011,422
5.00%, 09/27/25(d)	7,465	7,479,834
Wisconsin Public Service Corp., 5.35%, 11/10/25	8,520	8,570,429
		127,589,748
Electronics — 0.2%
Amphenol Corp.
4.75%, 03/30/26(d)	2,840	2,842,335
5.05%, 04/05/27	5,800	5,848,990
		8,691,325
Environmental Control — 0.2%
Waste Management Inc., 4.95%, 07/03/27(d)	9,390	9,490,714
Food — 0.7%
Nestle Holdings Inc., 4.00%, 09/12/25(b)(d)	17,000	16,957,657
Walmart Inc., 3.90%, 09/09/25(d)	20,000	19,943,826
		36,901,483
Health Care - Products — 0.7%
Stryker Corp., 4.55%, 02/10/27	26,280	26,267,214
Thermo Fisher Scientific Inc., 5.00%, 12/05/26	10,000	10,090,440
		36,357,654
Health Care - Services — 0.3%
Roche Holdings Inc., 5.27%, 11/13/26(b)(d)	13,170	13,356,104
UnitedHealth Group Inc., 4.75%, 07/15/26(d)	3,995	4,013,445
		17,369,549
Insurance — 4.1%
Athene Global Funding, 5.06%, 07/16/26, (1-day SOFR Index + 0.750%)(a)(b)	18,505	18,513,195
MassMutual Global Funding II
4.15%, 08/26/25(b)(d)	7,302	7,288,312
4.30%, 10/22/27(b)	9,274	9,199,584
5.29%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)	15,252	15,375,084
Metropolitan Life Global Funding I, 5.00%, 01/06/26(b)(d)	10,000	10,041,384
New York Life Global Funding
3.60%, 08/05/25(b)	16,500	16,424,945
4.89%, 01/16/26, (1-day SOFR Index + 0.580%)(a)(b)(d)	25,000	25,054,824
5.10%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)	18,500	18,529,078
Northwestern Mutual Global Funding
4.00%, 07/01/25(b)	16,300	16,268,497
5.10%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)	15,400	15,426,405
Pacific Life Global Funding II, 5.25%, 06/16/25, (1-day SOFR Index + 0.860%)(a)(b)	14,705	14,734,988
Pricoa Global Funding I, 4.40%, 08/27/27(b)(d)	8,500	8,467,571
Principal Life Global Funding II, 4.60%, 08/19/27(b)	13,570	13,537,576
Protective Life Global Funding
4.99%, 01/12/27(b)(d)	15,250	15,322,710
5.37%, 01/06/26(b)(d)	10,000	10,077,761
		214,261,914
Internet — 0.5%
Amazon.com Inc., 3.00%, 04/13/25	10,000	9,971,401
eBay Inc., 5.90%, 11/22/25	17,600	17,757,812
		27,729,213
Machinery — 2.1%
Caterpillar Financial Services Corp.
4.35%, 05/15/26	15,800	15,796,855

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.50%, 01/07/27(d)	$13,130	$13,162,890
4.70%, 01/07/27, (1-day SOFR + 0.380%)(a)	10,545	10,550,157
John Deere Capital Corp.
3.40%, 06/06/25	10,390	10,351,603
4.20%, 07/15/27(d)	5,820	5,784,757
4.78%, 10/22/25, (1-day SOFR + 0.480%)(a)(d)	15,240	15,260,088
4.80%, 01/09/26(d)	17,800	17,874,196
4.95%, 06/06/25	7,020	7,034,901
Series ., 4.50%, 01/08/27	13,130	13,162,403
		108,977,850
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co., 4.96%, 02/20/26, (1-day SOFR + 0.490%)(a)(d)	8,820	8,847,853
Merck & Co. Inc., 2.75%, 02/10/25	17,000	16,994,173
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25(d)	31,500	31,513,653
		57,355,679
Pipelines — 0.2%
Enterprise Products Operating LLC, 5.05%, 01/10/26	12,365	12,427,801
Real Estate Investment Trusts — 0.2%
Public Storage Operating Co., 4.94%, 07/25/25, (1-day SOFR Index + 0.600%)(a)	11,250	11,268,956
Retail — 1.0%
Home Depot Inc. (The)
4.00%, 09/15/25(d)	5,170	5,159,406
5.15%, 06/25/26	12,655	12,782,910
Lowe's Companies Inc.
4.40%, 09/08/25	11,510	11,498,830
4.80%, 04/01/26	6,660	6,673,597
Starbucks Corp., 4.85%, 02/08/27	14,940	15,012,766
		51,127,509
Software — 0.2%
Intuit Inc., 5.25%, 09/15/26	11,165	11,286,028
Telecommunications — 0.5%
NBN Co. Ltd., 4.00%, 10/01/27(b)	27,660	27,205,572
Total Corporate Bonds & Notes — 38.5% (Cost: $2,010,465,585)		2,016,344,693
Municipal Debt Obligations
Illinois — 0.1%
State of Illinois GO, 5.25%, 05/01/25	5,865	5,873,660
New York — 0.0%
Taxable Municipal Funding Trust RB, VRDN, 4.65%, 09/01/30(b)(e)	1,240	1,240,000
Total Municipal Debt Obligations — 0.1% (Cost $7,105,000)		7,113,660
Repurchase Agreements
Bank of America Securities Inc., 4.83%, 02/01/25 (Purchased on 01/31/25 to be repurchased at $19,002,549, collateralized by non-agency mortgage-backed security, 4.10% to 8.13%, due 03/26/29 to 12/16/41, par and fair value of $35,957,981 and $20,500,212, respectively)	19,000	19,000,000
Security	Par (000)	Value
Bank of America Securities Inc., 5.64%, 08/01/24 (Purchased on 07/31/24 to be repurchased at $54,758,578, collateralized by non-agency mortgage-backed security, 1.17% to 7.02%, due 07/15/25 to 09/25/58, par and fair value of $102,449,789 and $58,579,296, respectively)	$54,750	$54,750,000
BNP Paribas, 4.73%, 02/01/25 (Purchased on 0/31/25 to be repurchased at $46,756,142, collateralized by non-agency mortgage-backed security, 1.57% to 14.75%, due 05/01/25 to 1/15/83, par and fair value of $51,416,937 and $51,817,144 respectively)	46,750	46,750,000
Citigroup Global Markets Inc, 4.67%, 02/01/25 (Purchased on 01/31/25 to be repurchased at $9,001,168, collateralized by non-agency mortgage-backed security, 1.97% to 7.32%, due 03/22/38 to 05/25/69, par and fair value of $11,265,464 and $10,362,410, respectively)	9,000	9,000,000
Citigroup Global Markets Inc, 4.69%, 02/01/25 (Purchased on 01/31/25 to be repurchased at $12,001,563, collateralized by non-agency mortgage-backed security, 2.90% to 7.60%, due 11/10/27 to 06/25/64, par and fair value of $15,313,949 and $13,897,139, respectively)	12,000	12,000,000
Deutsche Bank Securities., 4.78%, 02/01/25 (Purchased on 01/31/25 to be repurchased at $30,003,983, collateralized by non-agency mortgage-backed security, 2.85 to 14.75%, due 06/01/25 to 12/31/79, par and fair value of $42,530,916 and $32,578,291, respectively)	30,000	30,000,000
Goldman Sachs & Co. LLC., 4.88%, 02/01/25 (Purchased on 01/31/25 to be repurchased at $90,012,200 collateralized by non-agency mortgage-backed security, 3.00 to 9.85%, due 09/25/26 to 09/15/43, par and fair value of $109,581,737 and $94,500,001, respectively)	90,000	90,000,000
Mizuho Securities USA Inc., 4.78%, 02/01/25 (Purchased on 01/31/25 to be repurchased at $6,000,797, collateralized by non-agency mortgage-backed security, 5.63% to 6.21%, due 04/20/33 to 07/15/34, par and fair value of $6,474,951 and $6,300,000, respectively)	6,000	6,000,000
Mizuho Securities USA Inc., 4.88%, 02/01/25 (Purchased on 01/31/25 to be repurchased at $30,004,067, collateralized by non-agency mortgage-backed security, 2.52% to 6.74%, due 12/25/27 to 01/20/38, par and fair value of $36,034,973 and $31,500,001, respectively)	30,000	30,000,000
Morgan Stanley Co.LLC., 4.91%, 02/01/25 (Purchased on 01/31/25 to be repurchased at $35,004,774, collateralized by non-agency mortgage-backed security, 3.37% to 10.86%, due 10/01/29 to 11/25/67, par and fair value of $45,847,297 and $38,500,110, respectively)	35,000	35,000,000

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wells Fargo Securities, 4.78%, 02/01/25 (Purchased on 01/31/25 to be repurchased at $90,011,950, collateralized by non-agency mortgage-backed security, 2.00% to 6.38%, due 09/15/29 to 09/15/60, par and fair value of $120,015,826 and $96,947,836, respectively)	$90,000	$90,000,000
Total Repurchase Agreements — 8.1% (Cost: $422,500,000)		422,500,000
U.S. Government Obligations
U.S. Government Obligations — 3.4%
U.S. Treasury Note/Bond
1.63%, 02/15/26	11,860	11,546,173
3.50%, 09/30/26	13,825	13,669,469
3.75%, 08/31/26	27,420	27,227,203
4.13%, 10/31/26(d)	41,195	41,132,242
4.75%, 07/31/25	30,890	30,958,778
4.88%, 11/30/25	21,000	21,098,602
5.00%, 08/31/25	15,530	15,586,296
5.00%, 09/30/25	15,500	15,568,297
Total U.S. Government Obligations — 3.4% (Cost: $176,329,986)		176,787,060
	Shares
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	134,020,921	134,087,931
Total Money Market Funds — 2.5% (Cost: $134,064,823)		134,087,931
Total Investments — 103.1% (Cost: $5,388,190,095)		5,396,676,916
Liabilities in Excess of Other Assets — (3.1)%		(164,257,096)
Net Assets — 100.0%		$5,232,419,820

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,164,428	$28,937,335 (a)	$—	$(286)	$(13,546)	$134,087,931	134,020,921	$69,875 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	54,129	—
				$(286)	$(13,546)	$134,087,931		$124,004	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Ultra Short-Term Bond Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Asset-Backed Securities	$—	$277,163,243	$—	$277,163,243
Certificates of Deposit	—	872,565,402	—	872,565,402
Commercial Paper	—	1,490,114,927	—	1,490,114,927
Corporate Bonds & Notes	—	2,016,344,693	—	2,016,344,693
Municipal Debt Obligations	—	7,113,660	—	7,113,660
Repurchase Agreements	—	422,500,000	—	422,500,000
U.S. Government & Agency Obligations	—	176,787,060	—	176,787,060
Money Market Funds	134,087,931	—	—	134,087,931
	$134,087,931	$5,262,588,985	$—	$5,396,676,916

Portfolio Abbreviation
CMT	Constant Maturity Treasury
GO	General Obligation
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate